UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Semiannual Report

August 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2021

Eaton Vance

Focused Growth Opportunities Fund

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Douglas R. Rogers, CFA, CMT

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/07/2011	03/07/2011	11.91%	29.00%	21.85%	18.29%
Class A with 5.75% Maximum Sales Charge	—	—	5.48	21.59	20.42	17.59
Class C at NAV	03/07/2011	03/07/2011	11.52	28.07	20.94	17.41
Class C with 1% Maximum Sales Charge	—	—	10.52	27.07	20.94	17.41
Class I at NAV	03/07/2011	03/07/2011	12.08	29.34	22.16	18.59

Russell 1000® Growth Index	—	—	22.01%	28.53%	24.34%	19.43%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.03%	1.78%	0.78%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Amazon.com, Inc.	9.6%

Microsoft Corp.	7.5

Alphabet, Inc., Class C	7.3

Visa, Inc., Class A	5.1

PayPal Holdings, Inc.	4.6

Intuit, Inc.	4.6

Adobe, Inc.	4.1

Sysco Corp.	3.3

Micron Technology, Inc.	3.3

Aptiv PLC	3.2

Total	52.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 – August 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,119.10	$5.34	1.00%
Class C	$1,000.00	$1,115.20	$9.33	1.75%
Class I	$1,000.00	$1,120.80	$4.01	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$5.09	1.00%
Class C	$1,000.00	$1,016.40	$8.89	1.75%
Class I	$1,000.00	$1,021.40	$3.82	0.75%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

4

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value

Aerospace & Defense — 1.0%

Hexcel Corp.(1)	60,308	$3,420,067

		$3,420,067

Auto Components — 3.2%

Aptiv PLC(1)	71,198	$10,835,624

		$10,835,624

Building Products — 1.8%

Trane Technologies PLC	30,601	$6,074,299

		$6,074,299

Capital Markets — 2.4%

Goldman Sachs Group, Inc. (The)	19,533	$8,077,091

		$8,077,091

Commercial Services & Supplies — 1.1%

Waste Connections, Inc.	29,320	$3,788,437

		$3,788,437

Electrical Equipment — 1.3%

AMETEK, Inc.	32,665	$4,441,460

		$4,441,460

Entertainment — 5.1%

Netflix, Inc.(1)	12,214	$6,952,087

Walt Disney Co. (The)(1)	57,134	10,358,394

		$17,310,481

Food & Staples Retailing — 3.3%

Sysco Corp.	139,745	$11,130,689

		$11,130,689

Health Care Equipment & Supplies — 4.3%

Inari Medical, Inc.(1)	66,533	$5,446,391

Intuitive Surgical, Inc.(1)	8,460	8,913,118

		$14,359,509

Health Care Providers & Services — 2.3%

UnitedHealth Group, Inc.	18,490	$7,696,832

		$7,696,832

Security	Shares	Value

Interactive Media & Services — 7.3%

Alphabet, Inc., Class C(1)	8,531	$24,818,726

		$24,818,726

Internet & Direct Marketing Retail — 9.6%

Amazon.com, Inc.(1)	9,352	$32,458,828

		$32,458,828

IT Services — 9.7%

PayPal Holdings, Inc.(1)	54,291	$15,671,640

Visa, Inc., Class A	75,027	17,188,686

		$32,860,326

Life Sciences Tools & Services — 3.8%

10X Genomics, Inc., Class A(1)	34,057	$5,991,307

Thermo Fisher Scientific, Inc.	12,539	6,958,518

		$12,949,825

Oil, Gas & Consumable Fuels — 1.2%

EOG Resources, Inc.	59,786	$4,036,751

		$4,036,751

Road & Rail — 3.1%

CSX Corp.	150,471	$4,894,822

Uber Technologies, Inc.(1)	141,929	5,555,101

		$10,449,923

Semiconductors & Semiconductor Equipment — 10.1%

Intel Corp.	75,173	$4,063,852

Micron Technology, Inc.(1)	149,236	10,998,693

QUALCOMM, Inc.	69,934	10,258,619

Texas Instruments, Inc.	46,856	8,945,279

		$34,266,443

Software — 20.1%

Adobe, Inc.(1)	20,658	$13,710,715

Intuit, Inc.	27,478	15,555,570

Microsoft Corp.	83,600	25,237,168

Palantir Technologies, Inc., Class A(1)	201,653	5,311,540

Zscaler, Inc.(1)	28,677	7,981,956

		$67,796,949

Specialty Retail — 2.3%

TJX Cos., Inc. (The)	106,376	$7,735,663

		$7,735,663

5	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 5.1%

Apple, Inc.	71,260	$10,819,406

Logitech International S.A.(2)	61,447	6,289,100

		$17,108,506

Textiles, Apparel & Luxury Goods — 1.9%

VF Corp.	81,650	$6,243,775

		$6,243,775

Total Common Stocks (identified cost $175,770,413)		$337,860,204

Short-Term Investments — 2.0%
Affiliated Fund — 0.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.07%(3)	428,205	$428,205

Total Affiliated Fund (identified cost $428,205)		$428,205

Securities Lending Collateral — 1.9%
Security	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(4)	6,411,864	$6,411,864

Total Securities Lending Collateral (identified cost $6,411,864)		$6,411,864

Total Short-Term Investments (identified cost $6,840,069)		$6,840,069

Total Investments — 102.0% (identified cost $182,610,482)		$344,700,273

Other Assets, Less Liabilities — (2.0)%		$(6,888,740)

Net Assets — 100.0%		$337,811,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at August 31, 2021. The aggregate market value of securities on loan at August 31, 2021 was $6,226,155.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

6	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2021

Unaffiliated investments, at value including $6,226,155 of securities on loan (identified cost, $182,182,277)	$344,272,068

Affiliated investment, at value (identified cost, $428,205)	428,205

Dividends receivable	182,780

Dividends receivable from affiliated investment	39

Receivable for Fund shares sold	50,405

Securities lending income receivable	10,526

Total assets	$344,944,023

Liabilities

Collateral for securities loaned	$6,411,864

Payable for Fund shares redeemed	404,371

Payable to affiliates:

Investment adviser and administration fee	183,563

Distribution and service fees	27,137

Accrued expenses	105,555

Total liabilities	$7,132,490

Net Assets	$337,811,533

Sources of Net Assets

Paid-in capital	$133,486,713

Distributable earnings	204,324,820

Total	$337,811,533

Class A Shares

Net Assets	$51,948,440

Shares Outstanding	1,490,120

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$34.86

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$36.99

Class C Shares

Net Assets	$19,544,438

Shares Outstanding	615,465

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$31.76

Class I Shares

Net Assets	$266,318,655

Shares Outstanding	7,454,113

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$35.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2021

Dividends (net of foreign taxes, $1,804)	$1,160,133

Dividends from affiliated investment	415

Securities lending income, net	23,682

Total investment income	$1,184,230

Expenses

Investment adviser and administration fee	$1,068,202

Distribution and service fees

Class A	62,582

Class C	96,577

Trustees’ fees and expenses	8,208

Custodian fee	40,395

Transfer and dividend disbursing agent fees	53,284

Legal and accounting services	21,334

Printing and postage	9,047

Registration fees	28,322

Miscellaneous	11,782

Total expenses	$1,399,733

Net investment loss	$(215,503)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$18,692,336

Net realized gain	$18,692,336

Change in unrealized appreciation (depreciation) —

Investments	$18,734,071

Foreign currency	2

Net change in unrealized appreciation (depreciation)	$18,734,073

Net realized and unrealized gain	$37,426,409

Net increase in net assets from operations	$37,210,906

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

From operations —

Net investment loss	$(215,503)	$(653,951)

Net realized gain	18,692,336	50,725,157

Net change in unrealized appreciation (depreciation)	18,734,073	81,127,880

Net increase in net assets from operations	$37,210,906	$131,199,086

Distributions to shareholders —

Class A	$—	$(4,053,710)

Class C	—	(1,866,966)

Class I	—	(21,384,458)

Total distributions to shareholders	$—	$(27,305,134)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,655,971	$8,841,665

Class C	1,011,187	3,131,586

Class I	15,749,035	49,983,261

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	3,922,055

Class C	—	1,784,518

Class I	—	21,349,589

Cost of shares redeemed

Class A	(4,915,441)	(16,292,305)

Class C	(2,486,771)	(6,118,684)

Class I	(37,310,668)	(95,975,121)

Net asset value of shares converted

Class A	327,297	977,303

Class C	(327,297)	(977,303)

Net decrease in net assets from Fund share transactions	$(25,296,687)	$(29,373,436)

Net increase in net assets	$11,914,219	$74,520,516

Net Assets

At beginning of period	$325,897,314	$251,376,798

At end of period	$337,811,533	$325,897,314

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Financial Highlights

	Class A

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28,
					2019	2018		2017

Net asset value — Beginning of period	$31.150		$21.700	$21.510	$21.640	$17.600		$14.240

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.047)		$(0.101)	$(0.050)	$(0.035)	$(0.041)		$0.027

Net realized and unrealized gain	3.757		12.258	1.427	1.829	4.088		3.333

Total income from operations	$3.710		$12.157	$1.377	$1.794	$4.047		$3.360

Less Distributions

From net investment income	$—		$—	$—	$—	$(0.007)		$—

From net realized gain	—		(2.707)	(1.187)	(1.924)	—		—

Total distributions	$—		$(2.707)	$(1.187)	$(1.924)	$(0.007)		$—

Net asset value — End of period	$34.860		$31.150	$21.700	$21.510	$21.640		$17.600

Total Return(2)	11.91	%(3)	57.19%	6.35%	8.83%	23.00	%(4)	23.60	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,948		$48,290	$35,678	$42,653	$32,847		$38,469

Ratios (as a percentage of average daily net assets):

Expenses	1.00	%(5)	1.03%	1.03%	1.05%	1.05	%(4)	1.05	%(4)

Net investment income (loss)	(0.28	)%(5)	(0.38)%	(0.23)%	(0.16)%	(0.21)%		0.17%

Portfolio Turnover	21	%(3)	59%	73%	79%	80%		71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% and 0.14% of average daily net assets for the years ended February 28, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Financial Highlights — continued

	Class C

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28,
					2019	2018		2017

Net asset value — Beginning of period	$28.480		$20.150	$20.200	$20.580	$16.860		$13.750

Income (Loss) From Operations

Net investment loss(1)	$(0.155)		$(0.277)	$(0.204)	$(0.187)	$(0.173)		$(0.090)

Net realized and unrealized gain	3.435		11.314	1.341	1.731	3.893		3.200

Total income from operations	$3.280		$11.037	$1.137	$1.544	$3.720		$3.110

Less Distributions

From net realized gain	$—		$(2.707)	$(1.187)	$(1.924)	$—		$—

Total distributions	$—		$(2.707)	$(1.187)	$(1.924)	$—		$—

Net asset value — End of period	$31.760		$28.480	$20.150	$20.200	$20.580		$16.860

Total Return(2)	11.52	%(3)	56.00%	5.56%	8.04%	22.06	%(4)	22.62	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,544		$19,242	$15,532	$18,552	$17,813		$14,909

Ratios (as a percentage of average daily net assets):

Expenses	1.75	%(5)	1.78%	1.78%	1.80%	1.80	%(4)	1.80	%(4)

Net investment loss	(1.03	)%(5)	(1.13)%	(0.98)%	(0.91)%	(0.94)%		(0.58)%

Portfolio Turnover	21	%(3)	59%	73%	79%	80%		71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% and 0.14% of average daily net assets for the years ended February 28, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Financial Highlights — continued

	Class I

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28,
					2019	2018		2017

Net asset value — Beginning of period	$31.880		$22.120	$21.840	$21.890	$17.810		$14.370

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.006)		$(0.035)	$0.005	$0.019	$0.010		$0.067

Net realized and unrealized gain	3.856		12.502	1.462	1.855	4.129		3.373

Total income from operations	$3.850		$12.467	$1.467	$1.874	$4.139		$3.440

Less Distributions

From net investment income	$—		$—	$—	$—	$(0.059)		$—

From net realized gain	—		(2.707)	(1.187)	(1.924)	—		—

Total distributions	$—		$(2.707)	$(1.187)	$(1.924)	$(0.059)		$—

Net asset value — End of period	$35.730		$31.880	$22.120	$21.840	$21.890		$17.810

Total Return(2)	12.08	%(3)	57.52%	6.67%	9.09%	23.28	%(4)	23.94	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$266,319		$258,365	$200,167	$207,312	$169,029		$144,793

Ratios (as a percentage of average daily net assets):

Expenses	0.75	%(5)	0.78%	0.78%	0.80%	0.80	%(4)	0.80	%(4)

Net investment income (loss)	(0.03	)%(5)	(0.13)%	0.02%	0.09%	0.05%		0.41%

Portfolio Turnover	21	%(3)	59%	73%	79%	80%		71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03% and 0.14% of average daily net assets for the years ended February 28, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

13

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to August 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$183,213,867

Gross unrealized appreciation	$163,839,938

Gross unrealized depreciation	(2,353,532)

Net unrealized appreciation	$161,486,406

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.650%

$500 million but less than $1 billion	0.625%

$1 billion but less than $2.5 billion	0.600%

$2.5 billion but less than $5 billion	0.580%

$5 billion and over	0.565%

For the six months ended August 31, 2021, the investment adviser and administration fee amounted to $1,068,202 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

14

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2021, EVM earned $4,941 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,549 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2021 amounted to $62,582 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2021, the Fund paid or accrued to EVD $72,432 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2021 amounted to $24,145 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2021, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $67,898,841 and $92,126,517, respectively, for the six months ended August 31, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Sales	81,684	342,562

Issued to shareholders electing to receive payments of distributions in Fund shares	—	135,394

Redemptions	(152,215)	(605,449)

Converted from Class C shares	10,279	33,966

Net decrease	(60,252)	(93,527)

15

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Sales	34,487	124,936

Issued to shareholders electing to receive payments of distributions in Fund shares	—	67,051

Redemptions	(83,411)	(250,203)

Converted to Class A shares	(11,257)	(36,911)

Net decrease	(60,181)	(95,127)

Class I	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Sales	476,799	1,981,467

Issued to shareholders electing to receive payments of distributions in Fund shares	—	720,454

Redemptions	(1,126,705)	(3,648,627)

Net decrease	(649,906)	(946,706)

At August 31, 2021, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 16.9% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2021.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At August 31, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $6,226,155 and $6,585,598, respectively. Collateral received was comprised of cash of $6,411,864 and U.S. government and/or agencies securities of $173,734. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

16

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$6,411,864	$—	$—	$—	$6,411,864

The carrying amount of the liability for collateral for securities loaned at August 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2021.

10  Investments in Affiliated Funds

At August 31, 2021, the value of the Fund’s investment in affiliated funds was $428,205, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended August 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$977,699	$24,379,557	$(24,929,051)	$—	$—	$428,205	$415	428,205

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$337,860,204	*	$—	$—	$337,860,204

Short-Term Investments —

Affiliated Fund	—		428,205	—	428,205

Securities Lending Collateral	6,411,864		—	—	6,411,864

Total Investments	$344,272,068		$428,205	$—	$344,700,273

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

18

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

19

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

20

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

21

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7779    8.31.21

Eaton Vance

Focused Value Opportunities Fund

Semiannual Report

August 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2021

Eaton Vance

Focused Value Opportunities Fund

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Performance1,2

Portfolio Managers Edward J. Perkin, CFA, Aaron S. Dunn, CFA and Bradley Galko, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/07/2011	03/07/2011	12.45%	33.06%	13.47%	12.81%
Class A with 5.75% Maximum Sales Charge	—	—	6.00	25.39	12.14	12.15
Class C at NAV	03/07/2011	03/07/2011	12.01	32.08	12.62	11.97
Class C with 1% Maximum Sales Charge	—	—	11.01	31.08	12.62	11.97
Class I at NAV	03/07/2011	03/07/2011	12.62	33.40	13.76	13.09

Russell 1000® Value Index	—	—	14.52%	36.44%	11.67%	13.01%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.10%	1.85%	0.85%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Procter & Gamble Co. (The)	4.5%

UnitedHealth Group, Inc.	4.3

Wells Fargo & Co.	4.2

Alphabet, Inc., Class A	4.2

Thermo Fisher Scientific, Inc.	3.9

Allstate Corp. (The)	3.8

Neurocrine Biosciences, Inc.	3.7

Walt Disney Co. (The)	3.6

Charles Schwab Corp. (The)	3.6

American International Group, Inc.	3.5

Total	39.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 – August 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,124.50	$5.62	**	1.05%
Class C	$1,000.00	$1,120.10	$9.62	**	1.80%
Class I	$1,000.00	$1,126.20	$4.29	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.35	**	1.05%
Class C	$1,000.00	$1,016.10	$9.15	**	1.80%
Class I	$1,000.00	$1,021.20	$4.08	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value

Aerospace & Defense — 2.4%

Hexcel Corp.(1)	133,247	$7,556,437

		$7,556,437

Banks — 4.2%

Wells Fargo & Co.	289,485	$13,229,465

		$13,229,465

Beverages — 3.0%

PepsiCo, Inc.	60,199	$9,414,522

		$9,414,522

Biotechnology — 3.7%

Neurocrine Biosciences, Inc.(1)	121,711	$11,586,887

		$11,586,887

Building Products — 2.8%

Johnson Controls International PLC	118,210	$8,842,108

		$8,842,108

Capital Markets — 6.9%

Charles Schwab Corp. (The)	153,969	$11,216,641

Goldman Sachs Group, Inc. (The)	24,717	10,220,727

		$21,437,368

Chemicals — 2.5%

FMC Corp.	82,767	$7,749,474

		$7,749,474

Containers & Packaging — 2.7%

Packaging Corp. of America	55,662	$8,443,925

		$8,443,925

Electric Utilities — 2.6%

Edison International	142,195	$8,224,559

		$8,224,559

Entertainment — 3.6%

Walt Disney Co. (The)(1)	62,493	$11,329,981

		$11,329,981

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 4.9%

EastGroup Properties, Inc.	43,271	$7,800,030

Mid-America Apartment Communities, Inc.	38,421	7,391,048

		$15,191,078

Health Care Equipment & Supplies — 3.4%

Medtronic PLC	78,624	$10,494,732

		$10,494,732

Health Care Providers & Services — 4.3%

UnitedHealth Group, Inc.	32,365	$13,472,579

		$13,472,579

Household Products — 4.5%

Procter & Gamble Co. (The)	98,295	$13,996,225

		$13,996,225

Insurance — 10.2%

Allstate Corp. (The)	88,705	$12,000,012

American International Group, Inc.	202,403	11,043,108

Arch Capital Group, Ltd.(1)	212,949	8,752,204

		$31,795,324

Interactive Media & Services — 4.2%

Alphabet, Inc., Class A(1)	4,537	$13,129,851

		$13,129,851

IT Services — 2.9%

Fidelity National Information Services, Inc.	70,512	$9,009,318

		$9,009,318

Life Sciences Tools & Services — 3.9%

Thermo Fisher Scientific, Inc.	21,997	$12,207,235

		$12,207,235

Machinery — 7.6%

PACCAR, Inc.	89,948	$7,364,043

Stanley Black & Decker, Inc.	39,538	7,641,509

Westinghouse Air Brake Technologies Corp.	96,786	8,690,415

		$23,695,967

Media — 2.0%

Fox Corp., Class A	165,123	$6,182,205

		$6,182,205

5	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multi-Utilities — 1.7%

Sempra Energy	39,606	$5,242,250

		$5,242,250

Oil, Gas & Consumable Fuels — 2.1%

Phillips 66	90,618	$6,442,034

		$6,442,034

Pharmaceuticals — 2.8%

Sanofi	83,969	$8,702,431

		$8,702,431

Semiconductors & Semiconductor Equipment — 3.3%

Texas Instruments, Inc.	54,250	$10,356,868

		$10,356,868

Software — 2.1%

VMware, Inc., Class A(1)	43,104	$6,416,892

		$6,416,892

Textiles, Apparel & Luxury Goods — 5.4%

Capri Holdings, Ltd.(1)	151,367	$8,553,749

VF Corp.	107,855	8,247,672

		$16,801,421

Total Common Stocks (identified cost $266,575,115)		$310,951,136

Short-Term Investments — 0.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	1,983,912	$1,983,912

Total Short-Term Investments (identified cost $1,983,912)		$1,983,912

Total Investments — 100.4% (identified cost $268,559,027)		$312,935,048

Other Assets, Less Liabilities — (0.4)%		$(1,136,435)

Net Assets — 100.0%		$311,798,613

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2021.

6	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2021

Unaffiliated investments, at value (identified cost, $266,575,115)	$310,951,136

Affiliated investment, at value (identified cost, $1,983,912)	1,983,912

Dividends receivable	325,201

Dividends receivable from affiliated investment	113

Receivable for Fund shares sold	250,494

Receivable from affiliate	4,666

Total assets	$313,515,522

Liabilities

Payable for investments purchased	$1,163,697

Payable for Fund shares redeemed	261,648

Payable to affiliates:

Investment adviser and administration fee	182,278

Distribution and service fees	8,850

Accrued expenses	100,436

Total liabilities	$1,716,909

Net Assets	$311,798,613

Sources of Net Assets

Paid-in capital	$242,990,057

Distributable earnings	68,808,556

Total	$311,798,613

Class A Shares

Net Assets	$20,984,549

Shares Outstanding	1,032,679

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$20.32

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$21.56

Class C Shares

Net Assets	$5,414,854

Shares Outstanding	273,875

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$19.77

Class I Shares

Net Assets	$285,399,210

Shares Outstanding	13,962,040

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$20.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2021

Dividends (net of foreign taxes, $33,499)	$2,662,320

Dividends from affiliated investment	847

Total investment income	$2,663,167

Expenses

Investment adviser and administration fee	$1,055,756

Distribution and service fees

Class A	22,988

Class C	23,554

Trustees’ fees and expenses	7,669

Custodian fee	39,107

Transfer and dividend disbursing agent fees	58,793

Legal and accounting services	20,155

Printing and postage	8,710

Registration fees	32,029

Miscellaneous	11,811

Total expenses	$1,280,572

Deduct —

Allocation of expenses to affiliate	$25,456

Total expense reductions	$25,456

Net expenses	$1,255,116

Net investment income	$1,408,051

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$23,444,183

Investment transactions — affiliated investment	(31)

Foreign currency transactions	2,252

Net realized gain	$23,446,404

Change in unrealized appreciation (depreciation) —

Investments	$8,378,020

Net change in unrealized appreciation (depreciation)	$8,378,020

Net realized and unrealized gain	$31,824,424

Net increase in net assets from operations	$33,232,475

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

From operations —

Net investment income	$1,408,051	$2,760,284

Net realized gain	23,446,404	1,496,676

Net change in unrealized appreciation (depreciation)	8,378,020	41,013,954

Net increase in net assets from operations	$33,232,475	$45,270,914

Distributions to shareholders —

Class A	$—	$(359,959)

Class C	—	(61,359)

Class I	—	(6,106,546)

Total distributions to shareholders	$—	$(6,527,864)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$9,906,694	$3,880,588

Class C	1,883,222	1,805,432

Class I	69,305,398	123,641,712

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	359,959

Class C	—	61,359

Class I	—	6,106,432

Cost of shares redeemed

Class A	(2,891,608)	(7,182,074)

Class C	(106,420)	(1,506,435)

Class I	(61,497,255)	(76,803,891)

Net asset value of shares converted

Class A	15,766	244,672

Class C	(15,766)	(244,672)

Net increase in net assets from Fund share transactions	$16,600,031	$50,363,082

Net increase in net assets	$49,832,506	$89,106,132

Net Assets

At beginning of period	$261,966,107	$172,859,975

At end of period	$311,798,613	$261,966,107

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Financial Highlights

	Class A

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28,
					2019	2018	2017

Net asset value — Beginning of period	$18.070		$15.220	$15.140	$16.620	$14.980	$12.670

Income (Loss) From Operations

Net investment income(1)	$0.070		$0.190	$0.225	$0.197	$0.185	$0.277	(2)

Net realized and unrealized gain	2.180		3.150	0.493 (3)	0.688	2.005	2.207

Total income from operations	$2.250		$3.340	$0.718	$0.885	$2.190	$2.484

Less Distributions

From net investment income	$—		$(0.137)	$(0.141)	$(0.180)	$(0.156)	$(0.174)

From net realized gain	—		(0.353)	(0.497)	(2.185)	(0.394)	—

Total distributions	$—		$(0.490)	$(0.638)	$(2.365)	$(0.550)	$(0.174)

Net asset value — End of period	$20.320		$18.070	$15.220	$15.140	$16.620	$14.980

Total Return(4)(5)	12.45	%(6)	22.49%	4.44%	5.35%	14.71%	19.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,985		$12,136	$12,899	$8,680	$3,751	$4,436

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.05	%(7)	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income	0.70	%(7)	1.25%	1.36%	1.24%	1.18%	1.99	%(2)

Portfolio Turnover	49	%(6)	120%	109%	98%	99%	87%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.48% for the year ended February 28, 2017.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.06%, 0.09%, 0.20%, 0.21% and 0.21% of average daily net assets for the six months ended August 31, 2021, the years ended February 28, 2021, February 29, 2020, and February 28, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Financial Highlights — continued

	Class C

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28,
					2019	2018	2017

Net asset value — Beginning of period	$17.650		$14.920	$14.870	$16.370	$14.790	$12.560

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.006)		$0.066	$0.095	$0.077	$0.069	$0.166	(2)

Net realized and unrealized gain	2.126		3.080	0.493 (3)	0.673	1.962	2.186

Total income from operations	$2.120		$3.146	$0.588	$0.750	$2.031	$2.352

Less Distributions

From net investment income	$—		$(0.063)	$(0.041)	$(0.065)	$(0.057)	$(0.122)

From net realized gain	—		(0.353)	(0.497)	(2.185)	(0.394)	—

Total distributions	$—		$(0.416)	$(0.538)	$(2.250)	$(0.451)	$(0.122)

Net asset value — End of period	$19.770		$17.650	$14.920	$14.870	$16.370	$14.790

Total Return(4)(5)	12.01	%(6)	21.60%	3.70%	4.55%	13.86%	18.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,415		$3,205	$2,690	$1,799	$1,166	$1,182

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.80	%(7)	1.80%	1.80%	1.80%	1.80%	1.80%

Net investment income (loss)	(0.06	)%(7)	0.44%	0.59%	0.49%	0.44%	1.20	%(2)

Portfolio Turnover	49	%(6)	120%	109%	98%	99%	87%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.065 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.73% for the year ended February 28, 2017.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.06%, 0.09%, 0.20%, 0.21% and 0.21% of average daily net assets for the six months ended August 31, 2021, the years ended February 28, 2021, February 29, 2020, and February 28, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Financial Highlights — continued

	Class I

	Six Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Year Ended February 29, 2020	Year Ended February 28,
					2019	2018	2017

Net asset value — Beginning of period	$18.150		$15.280	$15.180	$16.650	$15.010	$12.700

Income (Loss) From Operations

Net investment income(1)	$0.097		$0.220	$0.265	$0.238	$0.226	$0.313	(2)

Net realized and unrealized gain	2.193		3.172	0.501 (3)	0.685	2.009	2.208

Total income from operations	$2.290		$3.392	$0.766	$0.923	$2.235	$2.521

Less Distributions

From net investment income	$—		$(0.169)	$(0.169)	$(0.208)	$(0.201)	$(0.211)

From net realized gain	—		(0.353)	(0.497)	(2.185)	(0.394)	—

Total distributions	$—		$(0.522)	$(0.666)	$(2.393)	$(0.595)	$(0.211)

Net asset value — End of period	$20.440		$18.150	$15.280	$15.180	$16.650	$15.010

Total Return(4)(5)	12.62	%(6)	22.77%	4.74%	5.59%	14.99%	19.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$285,399		$246,625	$157,271	$91,832	$65,615	$61,770

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.80	%(7)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income	0.96	%(7)	1.42%	1.60%	1.48%	1.43%	2.25	%(2)

Portfolio Turnover	49	%(6)	120%	109%	98%	99%	87%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.74% for the year ended February 28, 2017.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02%, 0.06%, 0.09%, 0.20%, 0.21% and 0.21% of average daily net assets for the six months ended August 31, 2021, the years ended February 28, 2021, February 29, 2020, and February 28, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to August 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$273,154,696

Gross unrealized appreciation	$43,390,935

Gross unrealized depreciation	(3,610,583)

Net unrealized appreciation	$39,780,352

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement.

14

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.700%

$500 million but less than $1 billion	0.675%

$1 billion but less than $2.5 billion	0.650%

$2.5 billion but less than $5 billion	0.630%

$5 billion and over	0.615%

For the six months ended August 31, 2021, the investment adviser and administration fee amounted to $1,055,756 or 0.70% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2022. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $25,456 of the Fund’s operating expenses for the six months ended August 31, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2021, EVM earned $2,072 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $28,067 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2021 amounted to $22,988 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2021, the Fund paid or accrued to EVD $17,666 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2021 amounted to $5,888 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2021, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

15

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $162,639,721 and $144,124,067, respectively, for the six months ended August 31, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Sales	509,717	257,244

Issued to shareholders electing to receive payments of distributions in Fund shares	—	23,237

Redemptions	(149,442)	(471,249)

Converted from Class C shares	793	14,729

Net increase (decrease)	361,068	(176,039)

Class C	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Sales	98,569	114,913

Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,111

Redemptions	(5,526)	(102,601)

Converted to Class A shares	(814)	(15,112)

Net increase	92,229	1,311

Class I	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Sales	3,492,590	7,919,198

Issued to shareholders electing to receive payments of distributions in Fund shares	—	388,954

Redemptions	(3,116,313)	(5,018,256)

Net increase	376,277	3,289,896

At August 31, 2021, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 38.6% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2021.

16

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds

At August 31, 2021, the value of the Fund’s investment in affiliated funds was $1,983,912, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended August 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,089,406	$60,769,800	$(63,875,263)	$(31)	$—	$1,983,912	$847	1,983,912

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$30,642,037	$—		$—	$30,642,037

Consumer Discretionary	16,801,421	—		—	16,801,421

Consumer Staples	23,410,747	—		—	23,410,747

Energy	6,442,034	—		—	6,442,034

Financials	66,462,157	—		—	66,462,157

Health Care	47,761,433	8,702,431		—	56,463,864

Industrials	40,094,512	—		—	40,094,512

Information Technology	25,783,078	—		—	25,783,078

Materials	16,193,399	—		—	16,193,399

Real Estate	15,191,078	—		—	15,191,078

Utilities	13,466,809	—		—	13,466,809

Total Common Stocks	$302,248,705	$8,702,431	*	$—	$310,951,136

Short-Term Investments	$—	$1,983,912		$—	$1,983,912

Total Investments	$302,248,705	$10,686,343		$—	$312,935,048

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

17

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

18

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

19

Eaton Vance

Focused Value Opportunities Fund

August 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

20

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

21

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

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7780    8.31.21

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: October 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: October 25, 2021